Fair Value Measurement	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Investments, Debt and Equity Securities [Abstract]
Fair Value Measurement
11.	Fair Value Measurement
Our financial instruments include cash and cash equivalents; investments; accounts receivable, net; accounts payable; acquisition-related obligations; notes payable; and financing lease obligations. Accounts receivable, net; accounts payable; and acquisition-related obligations are stated at their carrying value, which approximates fair value, due to their short maturity. We measure our cash equivalents and investments at fair value, based on an exchange or exit price which represents the amount that would be received for an asset sale or an exit price, or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. We estimate the fair value for notes payable and financing lease obligations by discounting the future cash flows of the related note and lease payments. As of May 31, 2021 and February 28, 2021, the fair value of the cash and cash equivalents, restricted cash, notes payable and financing lease obligations approximates their recorded values.
The following tables set forth details about our investments:

($ in thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
May 31, 2021 (Successor)
Asset-backed securities	$162	$64	$—	$226

February 28, 2021 (Successor)
Asset-backed securities	$162	$62	$—	$224

Observable inputs are based on market data obtained from independent sources. Unobservable inputs reflect our assessment of the assumptions market participants would use to value certain financial instruments. This hierarchy requires us to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.
Our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows:

	Successor
	May 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4

Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	226	—	226

Total investments	—	226	—	226

Total assets	$4	$226	$—	$230

Liabilities:
Acquisition-related obligations	$—	$—	$2,000	$2,000
Warrant liability	—	—	128,715	128,715
Contingent consideration	—	—	224,068	224,068

Total liabilities	$—	$—	$354,783	$354,783

	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4

Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	224	—	224

Total investments	—	224	—	224

Total assets	$4	$224	$—	$228

Liabilities:
Acquisition-related obligations	$—	$—	$2,000	$2,000
Warrant liability	—	—	68,772	68,772
Contingent consideration	—	—	150,808	150,808

Total liabilities	$—	$—	$221,580	$221,580

Contingent Consideration
A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs and contingent consideration using significant unobservable inputs (Level 3) is summarized below:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Beginning of period	$152,808	$2,000
Acquisition date fair value of contingent consideration	—	184,548
Loss (gain) from fair value of contingent consideration	73,260	(33,740)

End of period	$226,068	$152,808

The change in the fair value of the
earn-out
is recorded in acquisition-related expenses while the change in the fair value of the contingent consideration is recorded in gain (loss) from change in fair value of contingent consideration in the Condensed Consolidated Statements of Operations.
Our warrant liability is measured at fair value on a recurring basis using significant unobservable inputs (Level 3). A reconciliation of the warrant liability from February 4, through February 28, 2021 and February 28, 2021 through May 31, 2021 is summarized below:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Beginning of period	$68,772	$91,959
Loss (gain) from fair value of warrant liability	59,943	(23,187)

End of period	$128,715	$68,772

The change in the fair value of the warrant liability is recorded in gain (loss) from change in fair value of warrant liability in the Condensed Consolidated Statements of Operations.
The fair values of our Level 1 financial instruments, which are traded in active markets, are based on quoted market prices for identical instruments. The fair values of our Level 2 financial instruments are based on quoted market prices for comparable instruments or model-driven valuations using observable market data or inputs corroborated by observable market data.
Our
earn-out
liabilities and contingent consideration are valued using a Monte Carlo simulation model. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield and risk-free interest rates. These valuation models use unobservable market input, and therefore the liabilities are classified as Level 3.
Our public warrant liability is valued using the binomial lattice pricing model. The private placement warrants are valued using a binomial pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The forward purchase warrants are valued utilizing observable market prices for public shares and warrants, relative to the present value of contractual cash proceeds. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield, expiration dates and risk-free interest rates. This valuation model uses unobservable market input, and therefore the liability is classified as Level 3.

14. FAIR VALUE MEASUREMENT
The Company’s financial instruments include cash and cash equivalents; investments; accounts receivable, net; accounts payable; acquisition-related obligations; notes payable; and capital lease obligations. Accounts receivable, net; accounts payable; and acquisition-related obligations are stated at their carrying value, which approximates fair value, due to their short maturity. The Company measures its cash equivalents and investments at fair value, based on an exchange or exit price which represents the amount that would be received for an asset sale or an exit price, or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. The Company estimates the fair value for notes payable and capital lease obligations by discounting the future cash flows of the related note and lease payments. As of February 28, 2021 and February 29, 2020, the fair value of the cash and cash equivalents, restricted cash, notes payable and capital lease obligations approximates their recorded values.
The following tables set forth details about the Company’s investments:

($ in thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
February 28, 2021 (Successor) Asset-backed securities	$162	$62	$—	$224
February 29, 2020 (Predecessor) Asset-backed securities	$162	$17	$—	$179
Observable inputs are based on market data obtained from independent sources. Unobservable inputs reflect the Company’s assessment of the assumptions market participants would use to value certain financial instruments. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.
The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows:

	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	224	—	224
Total investments	—	224	—	224
Total assets	$4	$224	$—	$228
	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Earn-out liability	—	—	2,000	2,000
Warrant liability	—	—	68,772	68,772
Contingent consideration	—	—	150,808	150,808
Total liabilities	$—	$—	$221,580	$221,580

	Predecessor
	February 29, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183
Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000
Contingent Consideration
A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs and contingent consideration using significant unobservable inputs (Level 3) is summarized below:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Beginning of period	$2,000	$620
Acquisition date fair value of contingent consideration	184,548	2,000
Cash payments	—	(464)
Gain from fair value of contingent consideration	(33,740)	(146)
Foreign exchange	—	(10)
End of period	$152,808	$2,000
The change in the fair value of the
earn-out
is recorded in acquisition-related expenses while the change in the fair value of the contingent consideration is recorded in gain (loss) from change in fair value of contingent consideration in the Consolidated Statements of Operations.
The Company’s warrant liability is measured at fair value on a recurring basis using significant unobservable inputs (Level 3). A reconciliation of the warrant liability from February 4, 2021 through February 28, 2021 is summarized below:

Successor
($ in thousands)	February 28, 2021
Beginning of period	$91,959
Gain from fair value of warrant liability	(23,187)
End of period	$68,772
The change in the fair value of the warrant liability is recorded in gain (loss) from change in fair value of warrant liability in the Consolidated Statements of Operations.
The fair values of the Company’s Level 1 financial instruments, which are traded in active markets, are based on quoted market prices for identical instruments. The fair values of the Company’s Level 2 financial instruments are based on quoted market prices for comparable instruments or model-driven valuations using observable market data or inputs corroborated by observable market data.
The Company’s
earn-out
liabilities and contingent consideration are valued using a Monte Carlo simulation model. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield and risk-free interest rates. These valuation models use unobservable market input, and therefore the liabilities are classified as Level 3.
The Company’s public warrant liability is valued using the binomial lattice pricing model. The private placement warrants are valued using a binomial pricing model when the warrants are subject to the make-whole table, or otherwise are valued using a Black-Scholes pricing model. The forward purchase warrants are valued utilizing observable market prices for public shares and warrants, relative to the present value of contractual cash proceeds. The assumptions used in preparing these models include estimates such as volatility, contractual terms, discount rates, dividend yield, expiration dates and risk-free interest rates. This valuation model uses unobservable market input, and therefore the liability is classified as Level 3.